Lease liabilities (Details)	Aug. 01, 2021	Nov. 01, 2020	Aug. 23, 2019	Dec. 31, 2021 EUR (€) lease	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments				€ 1,509,528	€ 173,100
Gross lease liabilties				1,385,787
Future finance charges				(123,741)
Present value of lease liabilities				€ 1,385,787	173,100
Lease term (in months)	119 months	73 months	59 months
Number of leasing arrangements | lease				3
Weighted average effective discount rate				2.10%
Not later than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments				€ 207,276	28,835
Gross lease liabilties				183,742
Later than 1 year and not later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments				716,352	€ 144,265
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments				€ 585,900